Liquidity	12 Months Ended
Dec. 31, 2023
Liquidity [Abstract]
Liquidity

Note 2 — Liquidity

Historically, the Company’s primary sources of liquidity have been funds from financing activities. The Company reported net losses of $53,329,187 and $6,978,576 for the years ended December 31, 2023 and 2022, and had negative cash flows from operations of $25,764,078 and $6,034,149 for the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023, the Company had aggregate cash and cash equivalents of $16,446,030 and net working capital of $17,168,547. In conjunction with the consummation of the Business Combination, the Company received proceeds totaling $34,938,880 in July 2023, after giving effect to Colombier’s stockholder redemptions and before payment of transaction expenses, which will be utilized to fund operations and the Company’s growth plans.

On March 13, 2024, the Company entered into a note purchase agreement for a 9.75% private placement convertible note for $10,000,000 invested by a board member and his affiliates. Also on March 13, 2024, we completed an acquisition of Credova in exchange for the issuance of shares of our common stock Additionally, Credova generates positive cash flows from operations.

The Company believes that as a result of the Business Combination, convertible note proceeds, and acquisition of Credova, its existing cash and cash equivalents, will be sufficient to fund operations and capital needs for the next year from the date these consolidated financial statements were available to be issued.

The Company’s future capital requirements will depend on many factors including the Company’s revenue growth rate, the timing and extent of spending to support further sales and marketing and research and development efforts. In order to finance these opportunities, the Company may need to raise additional financing. While there can be no assurances, the Company may need to pursue issuances of additional equity raises and debt rounds of financing. If additional financing is required from outside sources, the Company may not be able to raise it on terms acceptable to the Company or at all. If the Company is unable to raise additional capital when desired, the Company’s business, results of operations and financial condition would be materially and adversely affected.